Investment in Joint Ventures and Majority Owned Subsidiaries (Details Textual) (USD $)	12 Months Ended							1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011	Jun. 30, 2013 Vehicle Access Systems Technology Llc	Jul. 01, 2012 Vehicle Access Systems Technology Llc	Jul. 03, 2011 Vehicle Access Systems Technology Llc	Nov. 20, 2009 Vehicle Access Systems Technology Llc	Dec. 31, 2009 Strattec	Jul. 01, 2012 Strattec	Jun. 27, 2010 Strattec	Dec. 31, 2009 WITTE	Jul. 01, 2012 WITTE	Jun. 27, 2010 WITTE	Dec. 31, 2009 ADAC	Jul. 01, 2012 ADAC	Jun. 27, 2010 ADAC	Apr. 05, 2013 NextLock LLC	Jun. 30, 2013 NextLock LLC	Apr. 05, 2013 Actuator Systems LLC	Jun. 30, 2013 ADAC-STRATTEC LLC.	Jul. 01, 2012 ADAC-STRATTEC LLC.	Jul. 03, 2011 ADAC-STRATTEC LLC.	Jun. 30, 2013 Strattec Power Access Llc	Jul. 01, 2012 Strattec Power Access Llc	Jul. 03, 2011 Strattec Power Access Llc	Nov. 30, 2008 Strattec Power Access Llc
Investment in Joint Ventures (Textual) [Abstract]
VAST China noncontrolling interest purchased by VAST LLC							40.00%
Equity (Loss) earnings of joint ventures	$ (225,000)	$ (1,071,000)	$ 1,246,000	$ (147,000)	$ (1,071,000)	$ 1,246,000												$ (78,000)
Goodwill impairment charge					284,000
Proceeds from repayment of loan to joint venture								1,000,000			1,000,000			1,000,000
Loan to joint venture		0	1,500,000							2,500,000			2,500,000			2,500,000
Principal amount converted to additional capital		1,500,000							1,500,000			1,500,000			1,500,000
Accrued interest converted to additional capital		112,000							112,000			112,000			112,000
Initial capitalization in joint venture, total				600,000													1,500,000
Cash contributions to joint ventures from Strattec	965,000	200,000	450,000	200,000													765,000
Percentage ownership interest in less than wholly owned consolidated subsidiary																				51.00%	51.00%	51.00%	80.00%	80.00%	80.00%	80.00%
Less than wholly owned consolidated subsidiary impact on STRATTEC's net income																				$ 1,100,000	$ 1,700,000	$ 910,000	$ 1,000,000	$ 2,600,000	$ 2,500,000
Percentage non-controlling ownership interest in less than wholly owned consolidated subsidiary																							20.00%	20.00%	20.00%	20.00%
Percentage ownership interest in joint venture																	51.00%
Joint venture partner's ownership interest																			49.00%